Capital Stock and Reverse Stock Split	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Capital Stock and Reverse Stock Split

NOTE 9: CAPITAL STOCK AND REVERSE STOCK SPLIT

Changes in Authorized Shares

On October 14, 2019, the Company filed an amendment to its Articles of Incorporation to effect a 1-for-750 reverse stock split of its issued and outstanding shares of common and preferred shares, each with $0.001 par value. All per share amounts and number of shares, in the consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split.

On March 5, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 250,000,000.

On April 15, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 750,000,000.

On August 17, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 1,500,000,000.

Preferred Stock

As of September 30, 2020, the Company is authorized to issue 337,500 shares of preferred stock with a par value of $0.001, of which 150,000 shares have been designated as Series A. As of September 30, 2020 and December 31, 2019, 150,000 and 1,334 shares of Series A were issued and outstanding, respectively, and each share of Series A was (i) convertible into 1,000 shares of common stock, and (ii) entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock. All issued and outstanding shares of Series A Preferred Stock are held by Mr. Jason Remillard (“Mr. Remillard”), sole director of the Company.

During the nine months ended September 30, 2020, the Company issued a total of 148,666 shares of Series A preferred stock to our CEO.

Common Stock

The Company is authorized to issue 1,500,000,000 shares of common stock with a par value of $0.001. All shares have equal voting rights, are non-assessable, and have one vote per share. The total number of shares of Company common stock issued and outstanding as of September 30, 2020 and December 31, 2019, respectively, was 607,077,018 and 9,692,065 shares, respectively.

During the nine months ended September 30, 2020, the Company issued common stock as follows,

●	556,587,683 shares issued for conversion of debt

●	2,465,754 shares issued for the settlement of stock payable of acquisition DataExpress™

●	1,496,516 shares issued for the settlement of stock subscription

●	11,935,000 shares issued pursuance to S-8, of which 6,000,000 shares were issued to Mr. Remillard, who has not sold any of his shares (common or preferred)

●	500,000 shares issued for compensation to our former CFO (who has since sold all of his shares)

●	25,300,000 shares issued for cashless warrant

Warrants

The Company identified conversion features embedded within warrants issued during the period ended September 30, 2020. The Company has determined that the conversion feature of the Warrants represents an embedded derivative since the conversion price includes a reset provision which could cause adjustments upon conversion. During the nine months ended September 30, 2020, 330,000 warrants were granted, for a period of five years from issuance, at price of $0.50 per share. However, as of September 30, 2020, 250,000 of these original warrants, as reset, were completely cancelled and are all null and void in all respects as part of the consideration for the issuance of the Exchange Note.

As a result of the reset features, the warrants increased by 386,870,032 for the period ended September 30, 2020, and the total warrants exercisable into 330,504,870 shares of common stock at a weighted average exercise price of $0.0032 per share as of September 30, 2020. The reset feature of warrants was effective at the time that a separate convertible instrument with lower exercise price was issued. We accounted for the issuance of the Warrants as a derivative.

A summary of activity during the period ended September 30, 2020 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2019	1,873,684	$0.4914
Granted	330,000	0.5000
Reset feature	386,870,032	0.0032
Exercised	(25,674,109)	0.0051
Forfeited/canceled	(32,894,737)	0.0032
Outstanding, September 30, 2020	330,504,870	$0.0032

The following table summarizes information relating to outstanding and exercisable warrants as of September 30, 2020:

Warrants Outstanding			Warrants Exercisable
Number of Shares	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
50,403,226	3.19	$0.0030	50,403,226	$0.0030
211,133,511	3.35	$0.0030	211,133,511	$0.0030
35,818,713	3.78	$0.0030	35,818,713	$0.0030
33,149,420	2.50	$0.0005	33,149,420	$0.0005
330,504,870	3.29	$0.0032	297,355,450	$0.0032

NOTE 7: CAPITAL STOCK AND REVERSE STOCK SPLIT

Changes in Authorized Shares

On October 14, 2019, the Company filed an amendment to its Articles of Incorporation to effect a 1-for-750 reverse stock split of its issued and outstanding shares of common and preferred shares, each with $0.001 par value, and to reduce the numbers of authorized common and preferred shares to 60,000,000 and 337,500, respectively. On October 28, 2019, the split and changes in authorized common and preferred shares was effected, resulting in approximately 7,282,678,714 issued and outstanding shares of the Company’s common stock to be reduced to approximately 9,710,239, and 1,000,000 issued and outstanding shares of the Company’s preferred shares to be reduced to 1,334. All per share amounts and number of shares, including the authorized shares, in the consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split and decrease in authorized common and preferred shares. The adjustment results in a transfer of $7,451,243 and $5,106,394 from common and preferred stock to additional paid in capital as of December 31, 2019 and 2018, respectively.

On June 21, 2019, the Company filed an amendment to its articles of incorporation to increase the total number authorized shares of the Company’s common stock, par value $0.001 per share, from 8,888,000,000 shares to 15,000,000,000 shares, prior to the effect of the reverse stock split and the effect of decreasing the authorized shares of the Company’s common stock to 60,000,000 on October 28, 2019.

Preferred Stock

As of December 31, 2019, the Company is authorized to issue 337,500 shares of preferred stock with a par value of $0.001, of which 337,500 shares have been designated as Series A. As of December 31, 2019 and 2018, 1,334 shares of Series A were issued and outstanding, and each share of Series A was (i) convertible into 1,000 shares of common stock, and (ii) entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock. All issued and outstanding shares of Series A Preferred Stock are held by Mr. Jason Remillard, (“Mr. Remillard”) sole director of the Company.

Common Stock

The Company is authorized to issue 60,000,000 shares of common stock with a par value of $0.001. All shares have equal voting rights, are non-assessable, and have one vote per share. The total number of shares of Company common stock issued and outstanding as of December 31, 2019 and 2018, respectively, was 9,692,065 shares and 6,816,281 shares.

During the year ended December 31, 2019, the Company issued common stock as follows,

●	On January 15, 2019 the Company converted $5,000 of a promissory note into approximately 133,334 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 6, 2019 the Company agreed to issue a total of 557,936 restricted shares of its common stock for subscriptions of $500,000. The Company received the entire amount of the proceeds. In connection with the issuance of the shares, the Company also agreed to issue to the subscribers warrants to acquire a total of approximately 291,219 shares of our common stock at a strike price of $2.18 per share, with a cashless exercise feature and a five (5) year term. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 7, 2019 the Company converted $20,000 of a promissory note into approximately 533,333 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On April 16, 2019 the Company converted $20,000 of a promissory note into approximately 533,333 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On May 21, 2019 the Company converted $30,000 of a promissory note into approximately 800,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	During July and August 2019, the Company recorded issuances under its 2019 Omnibus Stock Incentive Plan of approximately 236,681 restricted common shares.

●	During December 2019, the Company committed to issue an additional 133,333 shares to Mr. Remillard, under the transaction in which the Company acquired all of the shares of Data443, under an earn out provision. While not yet issued as of this filing, the shares committed to Mr. Remillard, have been recorded as common shares issuable and included in additional paid-in capital. These shares have not been included in the total number of issued and outstanding shares reflected herein.

During the year ended December 31, 2018, the Company issued common stock as follows,

●	On or about January 26, 2018, the Company committed to issue 1,600,000 shares to Myriad, a company wholly owned by the Company’s Chief Executive Officer and controlling shareholder, Mr. Remillard, as part of the payment for the Company’s purchase of ClassiDocs from Myriad. Those shares will now be issued to Mr. Remillard pursuant to instructions from Myriad. While not yet issued as of this filing, these shares have been recorded as common shares issuable and included in additional paid-in capital within the consolidated financial statements as of December 31, 2019 and December 31, 2018. These shares have not been included in the total number of issued and outstanding shares reflected herein.

●	During June 2018, the Company committed to issue 133,333 shares to Mr. Remillard, and an additional estimated 133,333 shares as an earn out (December 2019), to Mr. Remillard, under the transaction in which the Company acquired all of the shares of Data443. While not yet issued as of this filing, the shares committed to Mr. Remillard, have been recorded as common shares issuable and included in additional paid-in capital. These shares have not been included in the total number of issued and outstanding shares reflected herein.

●	During the year ended December 31, 2018, the Company received $500,000 to issue 336,020 shares of common stock and recorded it as stock subscription included in additional paid-in capital. During the year ended December 31, 2019, the Company issued 336,020 shares and settled stock subscription.

During the year ended December 31, 2019, the Company settled a lawsuit and paid $65,000. As a result, the Company cancelled 2,000,000 shares of common stock.

Warrants

The Company identified conversion features embedded within warrants issued during the year ended December 31, 2019. The Company has determined that the conversion feature of the Warrants represents an embedded derivative since the conversion price includes a reset provision which could cause adjustments upon conversion. The warrants are exercisable into 9,946,921 shares of common stock, for a period of five years from issuance, at prices ranging from $0.53 to $2.25 per share. As a result of the reset features, the warrants increased by 1,256,002 for the period ended December 31, 2019, and the total warrants exercisable into 1,873,684 shares of common stock at a weighted average exercise price of $0.49 per share as of December 31, 2019. The reset feature of warrants was effective at the time that a separate convertible instrument with lower exercise price was issued. We accounted for the issuance of the Warrants as a derivative.

A summary of activity during the period ended December 31, 2019 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2017	-	$-
Granted	67,204	0.003
Reset feature	-	-
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, December 31, 2018	67,204	$0.003
Granted	550,478	0.002
Reset feature	1,256,002	0.001
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, December 31, 2019	1,873,684	$0.491

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2019:

Warrants Outstanding			Warrants Exercisable
	Weighted Average Remaining
Number of Shares	Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
311,132	3.95	$0.49	311,132	$0.49
1,303,293	4.10	$0.49	1,303,293	$0.49
259,259	4.53	$0.53	259,259	$0.53
1,873,684	4.14	$0.49	1,873,684	$0.49